COMMITMENTS AND CONTINGENCIES - Employment Agreements (Details)			9 Months Ended
	Sep. 24, 2025 USD ($) D item $ / shares	Sep. 19, 2025 USD ($) D item $ / shares shares	Sep. 30, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
Annual base salary, year one		$ 400,000
Annual base salary, year two		450,000
Annual base salary, year three		500,000
Cash signing bonus		$ 300,000
One time sign in bonus			$ 850,000
John Schaible and Craig Ridenhour
COMMITMENTS AND CONTINGENCIES
Term of employment		3 years
Renewal term		1 year
Threshold period of written notice of non renewal		60 days
Minimum qualified cumulative financing		$ 5,000,000
Number of stock awards | item		5
Threshold Percentage Of Outstanding Shares For Determining Stock Award		1.00%
Vesting period		3 years
Threshold Trading Days Over Which Volume Weighted Average Stock Price Considered Calculating Stock Trading Price | D		10
John Schaible and Craig Ridenhour | Payable immediately
COMMITMENTS AND CONTINGENCIES
Percentage Of Bonus Payable		0.0033%
John Schaible and Craig Ridenhour | Payable at the end of fourth quarter 2025
COMMITMENTS AND CONTINGENCIES
Percentage Of Bonus Payable		0.0033%
John Schaible and Craig Ridenhour | Payable at the end of the first quarter 2026
COMMITMENTS AND CONTINGENCIES
Percentage Of Bonus Payable		0.0033%
John Schaible and Craig Ridenhour | Granted on signing
COMMITMENTS AND CONTINGENCIES
Stock grants | shares		700,000
John Schaible and Craig Ridenhour | Granted on July 1, 2026
COMMITMENTS AND CONTINGENCIES
Stock grants | shares		286,842
John Schaible and Craig Ridenhour | Stock price milestone one
COMMITMENTS AND CONTINGENCIES
Weighted Average Price | $ / shares		$ 0.75
John Schaible and Craig Ridenhour | Stock price milestone two
COMMITMENTS AND CONTINGENCIES
Weighted Average Price | $ / shares		1
John Schaible and Craig Ridenhour | Stock price milestone three
COMMITMENTS AND CONTINGENCIES
Weighted Average Price | $ / shares		1.24
John Schaible and Craig Ridenhour | Stock price milestone four
COMMITMENTS AND CONTINGENCIES
Weighted Average Price | $ / shares		1.49
John Schaible and Craig Ridenhour | Stock price milestone five
COMMITMENTS AND CONTINGENCIES
Weighted Average Price | $ / shares		$ 1.74
Sandip Patel
COMMITMENTS AND CONTINGENCIES
Term of employment	3 years
Renewal term	1 year
Threshold period of written notice of non renewal	60 days
Annual base salary, year one	$ 350,000
Annual base salary, year two	400,000
Annual base salary, year three	450,000
Cash signing bonus	250,000
Minimum qualified cumulative financing	$ 5,000,000
Number of stock awards | item	5
Threshold Percentage Of Outstanding Shares For Determining Stock Award	0.50%
Vesting period	3 years
Threshold Trading Days Over Which Volume Weighted Average Stock Price Considered Calculating Stock Trading Price | D	10
Sandip Patel | Payable immediately
COMMITMENTS AND CONTINGENCIES
Percentage Of Bonus Payable	0.0033%
Sandip Patel | Payable at the end of fourth quarter 2025
COMMITMENTS AND CONTINGENCIES
Percentage Of Bonus Payable	0.0033%
Sandip Patel | Payable at the end of the first quarter 2026
COMMITMENTS AND CONTINGENCIES
Percentage Of Bonus Payable	0.0033%
Sandip Patel | Stock price milestone one
COMMITMENTS AND CONTINGENCIES
Weighted Average Price | $ / shares	$ 0.75
Sandip Patel | Stock price milestone two
COMMITMENTS AND CONTINGENCIES
Weighted Average Price | $ / shares	1
Sandip Patel | Stock price milestone three
COMMITMENTS AND CONTINGENCIES
Weighted Average Price | $ / shares	1.24
Sandip Patel | Stock price milestone four
COMMITMENTS AND CONTINGENCIES
Weighted Average Price | $ / shares	1.49
Sandip Patel | Stock price milestone five
COMMITMENTS AND CONTINGENCIES
Weighted Average Price | $ / shares	$ 1.74